UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           645 5th Avenue, Suite 1200
           --------------------------------------------------------
           New York, New York 10022
           --------------------------------------------------------

Form 13F File Number:  028-05331
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               08/10/01
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------

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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        8
                                               -------------

Form 13F Information Table Value Total:        $56,582
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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

                           Form 13F INFORMATION TABLE



              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -----
APPLIED MATERIALS INC             COM            038222105    3,683     75,000 SH                          75,000
---------------------------------------------------------------------------------------------------------------------------------
AT RD INC                         COM            04648K105      419    194,876 SH                         194,876
---------------------------------------------------------------------------------------------------------------------------------
INFONET SVCS CORP                 CL B           45666T106    1,632    192,000 SH                         192,000
---------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR                     UNIT SER 1     631100104   36,560    800,000 SH                         800,000
---------------------------------------------------------------------------------------------------------------------------------
NETWORK PERIPHERALS INC           COM            64121R100      515     44,000 SH                          44,000
---------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR HLDRS TR            DEP RCPT       816636203    9,640    200,000 SH                         200,000
---------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       PCS COM SER 1  852061956    3,019    125,000 SH                         125,000
---------------------------------------------------------------------------------------------------------------------------------
VIGNETTE CORP                     COM            926734104    1,114    125,600 SH                         125,600
---------------------------------------------------------------------------------------------------------------------------------
